Related Party and Party in Interest Transactions (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividend income	$ 1,104,426
GSK Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment acquired	14,703,590
Investment sold	15,173,113
Dividend income	217,521
GSK ADRs
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment acquired	6,428,343
Investment sold	$ 6,908,435